SIGNIFICANT ACCOUNTING POLICIES - Leases - Future minimum lease payments - ASC 840 (Details) ¥ in Thousands	Dec. 31, 2018 CNY (¥)
Future minimum lease payments
2019	¥ 54,709
2020	45,074
2021	¥ 26,213